Property and Equipment - net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment - net
9.	Property and Equipment - net
The following summarizes property and equipment - net as of:

	September 30, 2021	December 31, 2020
	(in thousands)
Satellites	$41,380	$32,340
Computer equipment and software	1,567	1,315
Office furniture and fixtures	870	1,388
Other equipment	653	434
Site equipment	1,377	1,311
Ground station equipment	1,264	1,415

Total	47,111	38,203
Less: accumulated depreciation	(25,408)	(17,351)

Property and equipment — net	$21,703	$20,852

On May 15, 2021, a Rocket Lab Electron rocket carrying two of the Company’s satellites suffered a failure during flight, resulting in the loss of both satellites. This resulted in the total carrying value of $18.4 million being impaired in the second quarter of 2021. The $18.4 million includes satellite procurement, launch, shipping, launch support and other associated costs. Of this amount, $8.4 million was included in satellite procurement work in progress in the unaudited condensed consolidated balance sheets as of December 31, 2020. There was no impairment for the nine months ended September 30, 2020.
Depreciation of property and equipment from continuing operations during the three months ended September 30, 2021 and 2020 was $3.2 million and $2.4 million, respectively. Depreciation of property and equipment from continuing operations during the nine months ended September 30, 2021 and 2020 was $8.8 million and $5.4 million, respectively. During the nine months ended September 30, 2021, the Company had disposed of $0.8 million of property and equipment, which consisted of site equipment, furniture and ground station equipment, at a loss of $24 thousand.

8.	Property and Equipment—net
The following summarizes property and equipment—net as of:

	December 31,
	2020	2019
	(in thousands)
Satellites	$32,340	$14,288
Computer equipment and software	1,315	1,477
Office furniture and fixtures	1,388	2,052
Other equipment	434	718
Site equipment	1,311	1,271
Ground station equipment	1,415	1,415

Total	38,203	21,221
Less: accumulated depreciation	(17,351)	(9,543)
Less: held for sale, net	—	(710)

Property and equipment - net	$20,852	$10,968

Depreciation of property and equipment from continuing operations for the years ended December 31, 2020 and 2019 was $8.5 million and $5.5 million, respectively.
During the year ended December 31, 2019, the Company recorded an impairment charge of $6.6 million related to a non-functioning
satellite resulting in the derecognition of the carrying amount of the asset. The $6.6 million was never included as part of property and equipment balance; therefore, it is not included in the
property and equipment
schedule
. In addition, in the year ended December 31, 2019, the
Company reduced the useful life of
one
of the operational
satellites
to
1.5
years to reflect its impaired ability to collect imagery, subsequent to launch. There was no
impairment for
2020
.